SUPPLEMENT DATED NOVEMBER 15, 1999
                            TO THE PROSPECTUSES OF
         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -
       FRANKLIN ZERO COUPON FUNDS: MATURING IN DECEMBER 2000, 2005, 2010
                         FRANKLIN U.S. GOVERNMENT FUND
                         TEMPLETON GLOBAL GROWTH FUND
                      TEMPLETON INTERNATIONAL EQUITY FUND
                              CLASS 1 AND CLASS 2
              DATED MAY 1, 1999, AS SUPPLEMENTED NOVEMBER 1, 1999

The  "Management"   sections  of  the   prospectuses  are  amended,   effective
immediately, by:

(a) for the Franklin U.S. Government Fund, removing Dave Capurro from the portfolio manager line-up.

(b) for the Franklin Zero Coupon Funds: maturing in December 2000, 2005, 2010, replacing the Management Team with the following:

 MANAGEMENT TEAM The team responsible for the fund's management is:

JACK LEMEIN             Mr. Lemein has been a manager of the fund
EXECUTIVE VICE          since its inception in 1989.
PRESIDENT ADVISERS      Mr. Lemein has more than 30 years
                        experience in the securities industry.

ROGER BAYSTON, CFA      Mr. Bayston has been a manager of the fund
SENIOR VICE PRESIDENT   since November 1999, and has been with the
ADVISERS                Franklin Templeton Group since 1991.

T. ANTHONY COFFEY, CFA  Mr. Coffey has been a manager of the fund
VICE PRESIDENT,         since 1989, and has been with the Franklin
ADVISERS                Templeton Group since 1989.

(c) for the Templeton Global Growth Fund, adding the following person as lead manager:

MARK G. HOLOWESKO, CFA  Mr. Holowesko has been a manager of the
PRESIDENT OF TGAL       fund since November 1999, and has been with
                        the Franklin Templeton Group since 1985.

(d) for the Templeton International Equity Fund, replacing the
Management Team with the following:
MANAGEMENT TEAM The team responsible for the fund's management is:

PETER A. NORI, CFA      Mr. Nori has been a manager of the fund
SENIOR VICE             since November 1999, and has been with the
PRESIDENT, TICI         Franklin Templeton Group since 1987.

MARK R. BEVERIDGE, CFA  Mr. Beveridge has been a manager of the
SENIOR VICE             fund since 1994, and has been with the
PRESIDENT, TICI         Franklin Templeton Group since 1985.

               Please keep this supplement for future reference.